Goodwill and Other Intangibles (Notes)	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
GOODWILL AND OTHER INTANGIBLE ASSETS
The changes during fiscal years 2015 and 2014 in the carrying amount of goodwill and indefinite-lived intangibles, which comprises trademarks and trade names, is as follows:

(In millions)	Goodwill	Indefinite-lived intangibles	Total
Balance at December 28, 2013	$445.3	$690.5	$1,135.8
Foreign currency translation effects	(6.5)	—	(6.5)
Balance at January 3, 2015	$438.8	$690.5	$1,129.3
Impairment	—	(5.1)	(5.1)
Foreign currency translation effects	(9.7)	—	(9.7)
Balance at January 2, 2016	$429.1	$685.4	$1,114.5

In the second quarter of fiscal 2015, the Company recorded a $2.6 million impairment charge for the Cushe® trade name, due to the decision to wind-down operations of the Cushe® brand. In the fourth quarter of fiscal 2015, as a result of its annual impairment testing, the Company recorded a $2.5 million impairment charge for the Stride Rite® trade name.
In addition, the results of our indefinite-lived intangible impairment test based on the Company's outlook for future operating results have given rise to a reduction in the excess of fair value over the carrying value for the Stride Rite® and Sperry® trade name indefinite-lived intangible assets. If the operating results continue to decline, the Company may record a non-cash indefinite-lived intangible asset impairment charge in future periods. The carrying value of the Company’s Stride Rite® and Sperry® trade name indefinite-lived intangible assets was $15.0 million and $586.8 million, respectively, as of January 2, 2016.
The Company did not recognize any impairment charges for goodwill during fiscal 2015 or for goodwill or indefinite-lived intangible assets during the fiscal years 2014 or 2013, as the annual impairment testing indicated that all reporting unit goodwill and indefinite-lived intangible asset fair values exceeded their respective carrying values.
Amortizable intangible assets are amortized using the straight-line method over their estimated useful lives. They consist primarily of customer relationships, licensing arrangements and developed product technology. The combined gross carrying value and accumulated amortization for these amortizable intangibles is as follows:

	January 2, 2016
(In millions)	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	17	$100.5	$16.7	$83.8
Licensing arrangements	1	28.8	22.0	6.8
Developed product technology	2	14.9	9.8	5.1
Other	3	11.2	9.6	1.6
Total		$155.4	$58.1	$97.3

	January 3, 2015
(In millions)	Average remaining life (years)	Gross carrying value	Accumulated amortization	Net
Customer relationships	17	$100.5	$11.5	$89.0
Licensing arrangements	2	28.8	15.2	13.6
Developed product technology	3	14.9	6.8	8.1
Other	2	10.4	9.0	1.4
Total		$154.6	$42.5	$112.1

Amortization expense for other intangible assets was $15.6 million, $15.7 million and $18.4 million for fiscal years 2015, 2014 and 2013, respectively. Estimated aggregate amortization expense for such intangibles for the fiscal years subsequent to January 2, 2016 is as follows:

(In millions)	2016	2017	2018	2019	2020
Amortization expense	$14.0	$8.9	$5.3	$5.1	$5.1